Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Goodwill derecognised	¥ 34,285
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment charge	¥ 0	¥ 0	¥ 38
Others [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates	4.90%	6.50%	9.10%
Others [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates	10.50%	10.50%	11.00%